UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%                     4,500   Boeing Co.                                                    $    400,095
                                               2,200   General Dynamics Corp.                                             168,080
                                                 800   Goodrich Corp.                                                      41,184
                                               4,600   Honeywell International, Inc.                                      211,876
                                                 678   L-3 Communications Holdings, Inc.                                   59,305
                                               2,000   Lockheed Martin Corp.                                              194,040
                                               1,900   Northrop Grumman Corp.                                             141,018
                                               2,700   Raytheon Co.                                                       141,642
                                               1,100   Rockwell Collins, Inc.                                              73,623
                                               5,800   United Technologies Corp.                                          377,000
                                                                                                                    -------------
                                                                                                                        1,807,863
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                 1,000   CH Robinson Worldwide, Inc.                                         47,750
                                               1,700   FedEx Corp.                                                        182,631
                                               6,200   United Parcel Service, Inc. Class B                                434,620
                                                                                                                    -------------
                                                                                                                          665,001
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                4,600   Southwest Airlines Co.                                              67,620
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                           700   The Goodyear Tire & Rubber Co. (a)                                  21,833
                                               1,200   Johnson Controls, Inc.                                             113,544
                                                                                                                    -------------
                                                                                                                          135,377
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                            10,300   Ford Motor Co.                                                      81,267
                                               3,100   General Motors Corp.                                                94,984
                                               1,400   Harley-Davidson, Inc.                                               82,250
                                                                                                                    -------------
                                                                                                                          258,501
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.9%                               4,300   Anheuser-Busch Cos., Inc.                                          216,978
                                                 500   Brown-Forman Corp. Class B                                          32,780
                                              11,600   The Coca-Cola Co.                                                  556,800
                                               1,800   Coca-Cola Enterprises, Inc.                                         36,450
                                               1,300   Constellation Brands, Inc. Class A (a)                              27,534
                                                 200   Molson Coors Brewing Co. Class B                                    18,924
                                                 900   Pepsi Bottling Group, Inc.                                          28,701
                                               9,400   PepsiCo, Inc.                                                      597,464
                                                                                                                    -------------
                                                                                                                        1,515,631
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                           6,700   Amgen, Inc. (a)                                                    374,396
                                               1,900   Biogen Idec, Inc. (a)                                               84,322
                                               2,100   Celgene Corp. (a)                                                  110,166
                                               1,400   Genzyme Corp. (a)                                                   84,028
                                               2,600   Gilead Sciences, Inc. (a)                                          198,900
                                               1,300   Medimmune, Inc. (a)                                                 47,307
                                                                                                                    -------------
                                                                                                                          899,119
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                       1,100   American Standard Cos., Inc.                                        58,322
                                               2,400   Masco Corp.                                                         65,760
                                                                                                                    -------------
                                                                                                                          124,082
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.5%                         1,520   Ameriprise Financial, Inc.                                          86,853
                                               4,200   The Bank of New York Co., Inc.                                     170,310
                                                 700   The Bear Stearns Cos., Inc.                                        105,245
                                               6,100   The Charles Schwab Corp.                                           111,569
                                               2,300   E*Trade Financial Corp. (a)                                         48,806
                                                 600   Federated Investors, Inc. Class B                                   22,032
                                                 900   Franklin Resources, Inc.                                           108,747
                                               2,500   The Goldman Sachs Group, Inc.                                      516,575
                                               1,300   Janus Capital Group, Inc.                                           27,183

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 700   Legg Mason, Inc.                                              $     65,947
                                               3,100   Lehman Brothers Holdings, Inc.                                     217,217
                                               2,200   Mellon Financial Corp.                                              94,908
                                               5,100   Merrill Lynch & Co., Inc. (b)                                      416,517
                                               6,200   Morgan Stanley                                                     488,312
                                               1,000   Northern Trust Corp.                                                60,140
                                               1,800   State Street Corp.                                                 116,550
                                               1,600   T. Rowe Price Group, Inc.                                           75,504
                                                                                                                    -------------
                                                                                                                        2,732,415
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                               1,300   Air Products & Chemicals, Inc.                                      96,057
                                                 300   Ashland, Inc.                                                       19,680
                                               5,400   The Dow Chemical Co.                                               247,644
                                               5,200   E.I. du Pont de Nemours & Co.                                      257,036
                                                 400   Eastman Chemical Co.                                                25,332
                                               1,100   Ecolab, Inc.                                                        47,300
                                                 800   Hercules, Inc. (a)                                                  15,632
                                                 600   International Flavors & Fragrances, Inc.                            28,332
                                               3,000   Monsanto Co.                                                       164,880
                                               1,000   PPG Industries, Inc.                                                70,310
                                               1,900   Praxair, Inc.                                                      119,624
                                                 900   Rohm & Haas Co.                                                     46,548
                                                 800   Sigma-Aldrich Corp.                                                 33,216
                                                                                                                    -------------
                                                                                                                        1,171,591
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.8%                        3,200   BB&T Corp.                                                         131,264
                                                 800   Comerica, Inc.                                                      47,296
                                               1,200   Commerce Bancorp, Inc.                                              40,056
                                                 851   Compass Bancshares, Inc.                                            58,549
                                               3,100   Fifth Third Bancorp                                                119,939
                                                 800   First Horizon National Corp.                                        33,224
                                               1,600   Huntington Bancshares, Inc.                                         34,960
                                               2,200   KeyCorp                                                             82,434
                                                 500   M&T Bank Corp.                                                      57,915
                                               1,600   Marshall & Ilsley Corp.                                             74,096
                                               3,300   National City Corp.                                                122,925
                                               2,000   PNC Financial Services Group, Inc.                                 143,940
                                               4,175   Regions Financial Corp.                                            147,670
                                               2,000   SunTrust Banks, Inc.                                               166,080
                                               2,000   Synovus Financial Corp.                                             64,680
                                              10,100   U.S. Bancorp                                                       353,197
                                              10,912   Wachovia Corp.                                                     600,706
                                              19,300   Wells Fargo & Co.                                                  664,499
                                                 700   Zions Bancorp.                                                      59,164
                                                                                                                    -------------
                                                                                                                        3,002,594
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%          1,600   Allied Waste Industries, Inc. (a)                                   20,144
                                                 600   Avery Dennison Corp.                                                38,556
                                                 900   Cintas Corp.                                                        32,490
                                                 800   Equifax, Inc.                                                       29,160
                                                 700   Monster Worldwide, Inc. (a)                                         33,159
                                               1,400   Pitney Bowes, Inc.                                                  63,546
                                               1,400   RR Donnelley & Sons Co.                                             51,226
                                               1,100   Robert Half International, Inc.                                     40,711
                                               3,200   Waste Management, Inc.                                             110,112
                                                                                                                    -------------
                                                                                                                          419,104
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.4%                  428   ADC Telecommunications, Inc. (a)                              $      7,165
                                               2,700   Avaya, Inc. (a)                                                     31,887
                                                 328   Ciena Corp. (a)                                                      9,168
                                              35,000   Cisco Systems, Inc. (a)                                            893,550
                                               9,000   Corning, Inc. (a)                                                  204,660
                                                 950   JDS Uniphase Corp. (a)                                              14,469
                                               3,100   Juniper Networks, Inc. (a)                                          61,008
                                              14,100   Motorola, Inc.                                                     249,147
                                               9,400   QUALCOMM, Inc.                                                     401,004
                                               2,200   Tellabs, Inc. (a)                                                   21,780
                                                                                                                    -------------
                                                                                                                        1,893,838
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%                 4,900   Apple Computer, Inc. (a)                                           455,259
                                              12,800   Dell, Inc. (a)                                                     297,088
                                              13,200   EMC Corp. (a)                                                      182,820
                                              15,400   Hewlett-Packard Co.                                                618,156
                                               8,700   International Business Machines Corp.                              820,062
                                                 500   Lexmark International, Inc. Class A (a)                             29,230
                                               1,100   NCR Corp. (a)                                                       52,547
                                               2,200   Network Appliance, Inc. (a)                                         80,344
                                                 800   QLogic Corp. (a)                                                    13,600
                                               1,100   SanDisk Corp. (a)                                                   48,180
                                              19,400   Sun Microsystems, Inc. (a)                                         116,594
                                                                                                                    -------------
                                                                                                                        2,713,880
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                500   Fluor Corp.                                                         44,860
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                    600   Vulcan Materials Co.                                                69,888
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                        6,900   American Express Co.                                               389,160
                                               2,500   Capital One Financial Corp.                                        188,650
                                               2,200   SLM Corp.                                                           89,980
                                                                                                                    -------------
                                                                                                                          667,790
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                    700   Ball Corp.                                                          32,095
                                                 700   Bemis Co.                                                           23,373
                                                 700   Pactiv Corp. (a)                                                    23,618
                                               1,000   Sealed Air Corp.                                                    31,600
                                                 700   Temple-Inland, Inc.                                                 41,818
                                                                                                                    -------------
                                                                                                                          152,504
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                            1,100   Genuine Parts Co.                                                   53,900
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%             700   Apollo Group, Inc. Class A (a)                                      30,730
                                               2,000   H&R Block, Inc.                                                     42,080
                                                                                                                    -------------
                                                                                                                           72,810
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.1%         25,859   Bank of America Corp.                                            1,319,326
                                               1,200   CIT Group, Inc.                                                     63,504
                                                 200   Chicago Mercantile Exchange Holdings, Inc.                         106,492
                                              28,300   Citigroup, Inc.                                                  1,452,922
                                              19,800   JPMorgan Chase & Co.                                               957,924
                                               1,400   Moody's Corp.                                                       86,884
                                                                                                                    -------------
                                                                                                                        3,987,052
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 36,201   AT&T Inc. (c)                                                    1,427,405
Services - 2.9%                                  800   CenturyTel, Inc.                                                    36,152
                                               2,000   Citizens Communications Co.                                         29,900
                                                 782   Embarq Corp.                                                        44,066
                                               8,700   Qwest Communications International Inc. (a)                         78,213
                                              16,700   Verizon Communications, Inc.                                       633,264
                                               2,808   Windstream Corp.                                                    41,250
                                                                                                                    -------------
                                                                                                                        2,290,250
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                      1,000   Allegheny Energy, Inc. (a)                                    $     49,140
                                               2,100   American Electric Power Co., Inc.                                  102,375
                                               6,964   Duke Energy Corp.                                                  141,300
                                               2,000   Edison International                                                98,260
                                               1,100   Entergy Corp.                                                      115,412
                                               3,700   Exelon Corp.                                                       254,227
                                               2,200   FPL Group, Inc.                                                    134,574
                                               2,000   FirstEnergy Corp.                                                  132,480
                                               2,300   PPL Corp.                                                           94,070
                                                 700   Pinnacle West Capital Corp.                                         33,775
                                               1,300   Progress Energy, Inc.                                               65,572
                                               4,100   The Southern Co.                                                   150,265
                                                                                                                    -------------
                                                                                                                        1,371,450
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                    1,200   Cooper Industries Ltd. Class A                                      53,988
                                               4,800   Emerson Electric Co.                                               206,832
                                                 900   Rockwell Automation, Inc.                                           53,883
                                                                                                                    -------------
                                                                                                                          314,703
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         2,419   Agilent Technologies, Inc. (a)                                      81,496
Instruments - 0.2%
                                               1,100   Jabil Circuit, Inc.                                                 23,551
                                                 900   Molex, Inc.                                                         25,380
                                               3,600   Sanmina-SCI Corp. (a)                                               13,032
                                               5,900   Solectron Corp. (a)                                                 18,585
                                                 600   Tektronix, Inc.                                                     16,896
                                                                                                                    -------------
                                                                                                                          178,940
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%             1,600   BJ Services Co.                                                     44,640
                                               1,800   Baker Hughes, Inc.                                                 119,034
                                                 900   ENSCO International, Inc.                                           48,960
                                               6,000   Halliburton Co.                                                    190,440
                                               1,700   Nabors Industries Ltd. (a)                                          50,439
                                                 907   National Oilwell Varco, Inc. (a)                                    70,556
                                                 700   Noble Corp.                                                         55,076
                                                 500   Rowan Cos., Inc.                                                    16,235
                                               6,800   Schlumberger Ltd.                                                  469,880
                                               1,000   Smith International, Inc.                                           48,050
                                               1,700   Transocean, Inc. (a)                                               138,890
                                               2,100   Weatherford International Ltd. (a)                                  94,710
                                                                                                                    -------------
                                                                                                                        1,346,910
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%                8,775   CVS Corp./Caremark Corp.                                           299,578
                                               2,600   Costco Wholesale Corp.                                             139,984
                                               4,300   The Kroger Co.                                                     121,475
                                               1,046   SUPERVALU INC.                                                      40,867
                                               3,400   SYSCO Corp.                                                        115,022
                                               2,400   Safeway, Inc.                                                       87,936
                                              14,100   Wal-Mart Stores, Inc.                                              661,995
                                               5,700   Walgreen Co.                                                       261,573
                                                 800   Whole Foods Market, Inc.                                            35,880
                                                                                                                    -------------
                                                                                                                        1,764,310
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                           3,700   Archer-Daniels-Midland Co.                                         135,790
                                               1,400   Campbell Soup Co.                                                   54,530
                                               2,700   ConAgra Foods, Inc.                                                 67,257
                                                 900   Dean Foods Co. (a)                                                  42,066
                                               1,900   General Mills, Inc.                                                110,618
                                               1,800   HJ Heinz Co.                                                        84,816

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 900   The Hershey Co.                                               $     49,194
                                               1,500   Kellogg Co.                                                         77,145
                                                 900   Kraft Foods, Inc.                                                   28,494
                                                 900   McCormick & Co., Inc.                                               34,668
                                               4,100   Sara Lee Corp.                                                      69,372
                                               1,500   Tyson Foods, Inc. Class A                                           29,115
                                               1,125   Wm. Wrigley Jr. Co.                                                 57,296
                                                                                                                    -------------
                                                                                                                          840,361
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                             200   Nicor, Inc.                                                          9,684
                                                 500   Questar Corp.                                                       44,605
                                               3,482   Spectra Energy Corp.                                                91,472
                                                                                                                    -------------
                                                                                                                          145,761
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%          300   Bausch & Lomb, Inc.                                                 15,348
                                               3,800   Baxter International, Inc.                                         200,146
                                               1,500   Becton Dickinson & Co.                                             115,335
                                               1,300   Biomet, Inc.                                                        55,237
                                               6,571   Boston Scientific Corp. (a)                                         95,542
                                                 500   CR Bard, Inc.                                                       39,755
                                               1,000   Hospira, Inc. (a)                                                   40,900
                                               6,500   Medtronic, Inc.                                                    318,890
                                               1,900   St. Jude Medical, Inc. (a)                                          71,459
                                               1,800   Stryker Corp.                                                      119,376
                                                 700   Varian Medical Systems, Inc. (a)                                    33,383
                                               1,300   Zimmer Holdings, Inc. (a)                                          111,033
                                                                                                                    -------------
                                                                                                                        1,216,404
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%        3,200   Aetna, Inc.                                                        140,128
                                               1,100   AmerisourceBergen Corp.                                             58,025
                                               2,200   Cardinal Health, Inc.                                              160,490
                                                 600   Cigna Corp.                                                         85,596
                                                 850   Coventry Health Care, Inc. (a)                                      47,642
                                                 700   Express Scripts, Inc. (a)                                           56,504
                                                 900   Humana, Inc. (a)                                                    52,218
                                                 700   Laboratory Corp. of America Holdings (a)                            50,841
                                                 300   Manor Care, Inc.                                                    16,308
                                               1,600   McKesson Corp.                                                      93,664
                                               1,600   Medco Health Solutions, Inc. (a)                                   116,048
                                                 900   Patterson Cos., Inc. (a)                                            31,941
                                                 800   Quest Diagnostics, Inc.                                             39,896
                                               3,000   Tenet Healthcare Corp. (a)                                          19,290
                                               7,700   UnitedHealth Group, Inc.                                           407,869
                                               3,500   WellPoint, Inc. (a)                                                283,850
                                                                                                                    -------------
                                                                                                                        1,660,310
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                  1,300   IMS Health, Inc.                                                    38,558
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%           2,500   Carnival Corp.                                                     117,150
                                                 900   Darden Restaurants, Inc.                                            37,071
                                               1,100   Harrah's Entertainment, Inc.                                        92,895
                                               2,300   Hilton Hotels Corp.                                                 82,708
                                               2,000   International Game Technology                                       80,760
                                               1,900   Marriott International, Inc. Class A                                93,024
                                               6,900   McDonald's Corp.                                                   310,845

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                               4,200   Starbucks Corp. (a)                                           $    131,712
                                               1,200   Starwood Hotels & Resorts Worldwide, Inc.                           77,820
                                                 600   Wendy's International, Inc.                                         18,780
                                               1,260   Wyndham Worldwide Corp. (a)                                         43,029
                                               1,500   Yum! Brands, Inc.                                                   86,640
                                                                                                                    -------------
                                                                                                                        1,172,434
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                        400   Black & Decker Corp.                                                32,648
                                                 700   Centex Corp.                                                        29,246
                                               1,700   DR Horton, Inc.                                                     37,400
                                                 800   Fortune Brands, Inc.                                                63,056
                                                 300   Harman International Industries, Inc.                               28,824
                                                 400   KB Home, Inc.                                                       17,068
                                               1,200   Leggett & Platt, Inc.                                               27,204
                                                 697   Lennar Corp. Class A                                                29,420
                                               1,700   Newell Rubbermaid, Inc.                                             52,853
                                               1,300   Pulte Homes, Inc.                                                   34,398
                                                 400   Snap-On, Inc.                                                       19,240
                                                 600   The Stanley Works                                                   33,216
                                                 407   Whirlpool Corp.                                                     34,558
                                                                                                                    -------------
                                                                                                                          439,131
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.0%                        900   Clorox Co.                                                          57,321
                                               2,900   Colgate-Palmolive Co.                                              193,691
                                               2,500   Kimberly-Clark Corp.                                               171,225
                                              18,102   The Procter & Gamble Co.                                         1,143,322
                                                                                                                    -------------
                                                                                                                        1,565,559
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                               700   Affiliated Computer Services, Inc. Class A (a)                      41,216
                                               3,300   Automatic Data Processing, Inc.                                    143,468
                                                  45   Broadridge Financial Solutions Inc. (a)                                886
                                                 900   Cognizant Technology Solutions Corp. (a)                            79,443
                                                 900   Computer Sciences Corp. (a)                                         46,917
                                                 900   Convergys Corp. (a)                                                 22,869
                                               3,100   Electronic Data Systems Corp.                                       85,808
                                               1,400   Fidelity National Information Services, Inc.                        63,644
                                               4,200   First Data Corp.                                                   112,980
                                                 900   Fiserv, Inc. (a)                                                    47,754
                                               1,800   Paychex, Inc.                                                       68,166
                                                 900   Sabre Holdings Corp. Class A                                        29,475
                                               2,300   Unisys Corp. (a)                                                    19,389
                                               4,200   The Western Union Co.                                               92,190
                                                                                                                    -------------
                                                                                                                          854,205
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                  3,900   The AES Corp. (a)                                                   83,928
Energy Traders - 0.4%                            900   Constellation Energy Group, Inc.                                    78,255
                                               2,500   Dynegy, Inc. Class A (a)                                            23,150
                                               2,600   TXU Corp.                                                          166,660
                                                                                                                    -------------
                                                                                                                          351,993
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.6%                4,300   3M Co.                                                             328,649
                                              59,000   General Electric Co.                                             2,086,240
                                                 700   Textron, Inc.                                                       62,860
                                              11,600   Tyco International Ltd.                                            365,980
                                                                                                                    -------------
                                                                                                                        2,843,729
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                               1,900   ACE Ltd.                                                      $    108,414
                                                 500   AMBAC Financial Group, Inc.                                         43,195
                                               1,900   AON Corp.                                                           72,124
                                               2,900   Aflac, Inc.                                                        136,474
                                               3,500   The Allstate Corp.                                                 210,210
                                              14,900   American International Group, Inc.                               1,001,578
                                               2,400   Chubb Corp.                                                        124,008
                                               1,090   Cincinnati Financial Corp.                                          46,216
                                               2,700   Genworth Financial, Inc. Class A                                    94,338
                                               1,700   Hartford Financial Services Group, Inc.                            162,486
                                               1,668   Lincoln National Corp.                                             113,074
                                               2,700   Loews Corp.                                                        122,661
                                                 700   MBIA, Inc.                                                          45,843
                                               3,200   Marsh & McLennan Cos., Inc.                                         93,728
                                               4,200   MetLife, Inc.                                                      265,230
                                               1,600   Principal Financial Group, Inc.                                     95,792
                                               4,600   The Progressive Corp.                                              100,372
                                               2,700   Prudential Financial, Inc.                                         243,702
                                                 700   Safeco Corp.                                                        46,501
                                                 600   Torchmark Corp.                                                     39,354
                                               4,000   The Travelers Cos., Inc.                                           207,080
                                               2,100   UnumProvident Corp.                                                 48,363
                                               1,100   XL Capital Ltd. Class A                                             76,956
                                                                                                                    -------------
                                                                                                                        3,497,699
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%               1,700   Amazon.com, Inc. (a)                                                67,643
                                               1,500   IAC/InterActiveCorp (a)                                             56,565
                                                                                                                    -------------
                                                                                                                          124,208
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%            6,800   eBay, Inc. (a)                                                     225,420
                                               1,240   Google, Inc. Class A (a)                                           568,118
                                               1,500   VeriSign, Inc. (a)                                                  37,680
                                               7,200   Yahoo! Inc. (a)                                                    225,288
                                                                                                                    -------------
                                                                                                                        1,056,506
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%              600   Brunswick Corp.                                                     19,110
                                               1,500   Eastman Kodak Co.                                                   33,840
                                                 800   Hasbro, Inc.                                                        22,896
                                               2,300   Mattel, Inc.                                                        63,411
                                                                                                                    -------------
                                                                                                                          139,257
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%          1,100   Applera Corp. - Applied Biosystems Group                            32,527
                                                 300   Millipore Corp. (a)                                                 21,741
                                                 600   PerkinElmer, Inc.                                                   14,532
                                               2,400   Thermo Fisher Scientific, Inc. (a)                                 112,200
                                                 600   Waters Corp. (a)                                                    34,800
                                                                                                                    -------------
                                                                                                                          215,800
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                               3,700   Caterpillar, Inc.                                                  248,011
                                                 300   Cummins, Inc.                                                       43,416
                                               1,400   Danaher Corp.                                                      100,030
                                               1,300   Deere & Co.                                                        141,232
                                               1,300   Dover Corp.                                                         63,453
                                                 800   Eaton Corp.                                                         66,848
                                               1,100   ITT Corp.                                                           66,352
                                               2,300   Illinois Tool Works, Inc.                                          118,680

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                               1,700   Ingersoll-Rand Co. Class A                                    $     73,729
                                               1,500   PACCAR, Inc.                                                       110,100
                                                 800   Pall Corp.                                                          30,400
                                                 600   Parker Hannifin Corp.                                               51,786
                                                 600   Terex Corp. (a)                                                     43,056
                                                                                                                    -------------
                                                                                                                        1,157,093
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                   4,250   CBS Corp. Class B                                                  130,007
                                               2,700   Clear Channel Communications, Inc.                                  94,608
                                              17,850   Comcast Corp. Class A (a)                                          463,207
                                               5,300   The DIRECTV Group, Inc. (a)                                        122,271
                                                 300   Dow Jones & Co., Inc.                                               10,341
                                                 600   EW Scripps Co. Class A                                              26,808
                                               1,300   Gannett Co., Inc.                                                   73,177
                                               2,600   Interpublic Group of Cos., Inc. (a)                                 32,006
                                               2,100   The McGraw-Hill Cos., Inc.                                         132,048
                                                 300   Meredith Corp.                                                      17,217
                                                 600   The New York Times Co. Class A                                      14,106
                                              13,500   News Corp. Class A                                                 312,120
                                                 900   Omnicom Group, Inc.                                                 92,142
                                              22,300   Time Warner, Inc.                                                  439,756
                                               1,000   Tribune Co.                                                         32,110
                                               4,150   Viacom, Inc. Class B (a)                                           170,607
                                              11,900   Walt Disney Co.                                                    409,717
                                                                                                                    -------------
                                                                                                                        2,572,248
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                         4,800   Alcoa, Inc.                                                        162,720
                                                 500   Allegheny Technologies, Inc.                                        53,345
                                               2,037   Freeport-McMoRan Copper & Gold, Inc. Class B                       134,829
                                               2,500   Newmont Mining Corp.                                               104,975
                                               1,800   Nucor Corp.                                                        117,234
                                                 700   United States Steel Corp.                                           69,419
                                                                                                                    -------------
                                                                                                                          642,522
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                         1,100   Ameren Corp.                                                        55,330
                                               1,400   CMS Energy Corp.                                                    24,920
                                               1,900   CenterPoint Energy, Inc.                                            34,086
                                               1,300   Consolidated Edison, Inc.                                           66,378
                                               1,100   DTE Energy Co.                                                      52,690
                                               2,000   Dominion Resources, Inc.                                           177,540
                                                 365   Integrys Energy Group, Inc.                                         20,261
                                               1,100   KeySpan Corp.                                                       45,265
                                               1,800   NiSource, Inc.                                                      43,992
                                               2,100   PG&E Corp.                                                         101,367
                                               1,400   Public Service Enterprise Group, Inc.                              116,256
                                               1,600   Sempra Energy                                                       97,616
                                               1,500   TECO Energy, Inc.                                                   25,815
                                               2,500   Xcel Energy, Inc.                                                   61,725
                                                                                                                    -------------
                                                                                                                          923,241
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                          500   Big Lots, Inc. (a)                                                  15,640
                                                 300   Dillard's, Inc. Class A                                              9,819
                                               1,900   Dollar General Corp.                                                40,185
                                                 700   Family Dollar Stores, Inc.                                          20,734
                                               3,066   Federated Department Stores, Inc.                                  138,123

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                               1,200   JC Penney Co., Inc.                                           $     98,592
                                               1,800   Kohl's Corp. (a)                                                   137,898
                                               1,400   Nordstrom, Inc.                                                     74,116
                                                 481   Sears Holdings Corp. (a)                                            86,657
                                               5,000   Target Corp.                                                       296,300
                                                                                                                    -------------
                                                                                                                          918,064
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                      5,800   Xerox Corp. (a)                                                     97,962
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.6%             2,700   Anadarko Petroleum Corp.                                           116,046
                                               1,800   Apache Corp.                                                       127,260
                                               2,000   Chesapeake Energy Corp.                                             61,760
                                              12,591   Chevron Corp.                                                      931,230
                                               9,508   ConocoPhillips                                                     649,872
                                               1,100   Consol Energy, Inc.                                                 43,043
                                               2,500   Devon Energy Corp.                                                 173,050
                                               1,300   EOG Resources, Inc.                                                 92,742
                                               4,100   El Paso Corp.                                                       59,327
                                              32,800   Exxon Mobil Corp.                                                2,474,760
                                               1,300   Hess Corp.                                                          72,111
                                                 700   Kinder Morgan, Inc.                                                 74,515
                                               2,036   Marathon Oil Corp.                                                 201,218
                                               1,000   Murphy Oil Corp.                                                    53,400
                                               4,900   Occidental Petroleum Corp.                                         241,619
                                               1,800   Peabody Energy Corp.                                                72,432
                                                 700   Sunoco, Inc.                                                        49,308
                                               3,400   Valero Energy Corp.                                                219,266
                                               3,500   Williams Cos., Inc.                                                 99,610
                                               2,033   XTO Energy, Inc.                                                   111,429
                                                                                                                    -------------
                                                                                                                        5,923,998
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                 2,700   International Paper Co.                                             98,280
                                               1,200   MeadWestvaco Corp.                                                  37,008
                                               1,300   Weyerhaeuser Co.                                                    97,162
                                                                                                                    -------------
                                                                                                                          232,450
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                       2,600   Avon Products, Inc.                                                 96,876
                                                 800   The Estee Lauder Cos., Inc. Class A                                 39,080
                                                                                                                    -------------
                                                                                                                          135,956
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.8%                         8,700   Abbott Laboratories                                                485,460
                                                 800   Allergan, Inc.                                                      88,656
                                                 700   Barr Pharmaceuticals, Inc. (a)                                      32,445
                                              11,100   Bristol-Myers Squibb Co.                                           308,136
                                               5,500   Eli Lilly & Co.                                                    295,405
                                               1,800   Forest Laboratories, Inc. (a)                                       92,592
                                              16,700   Johnson & Johnson                                                1,006,342
                                               1,500   King Pharmaceuticals, Inc. (a)                                      29,505
                                              12,400   Merck & Co., Inc.                                                  547,708
                                               1,300   Mylan Laboratories, Inc.                                            27,482
                                              41,300   Pfizer, Inc.                                                     1,043,238
                                               8,300   Schering-Plough Corp.                                              211,733
                                                 700   Watson Pharmaceuticals, Inc. (a)                                    18,501
                                               7,700   Wyeth                                                              385,231
                                                                                                                    -------------
                                                                                                                        4,572,434
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                    500   Apartment Investment & Management Co. Class A                 $     28,845
(REITs) - 1.2%                                 1,100   Archstone-Smith Trust                                               59,708
                                                 400   AvalonBay Communities, Inc.                                         52,000
                                                 600   Boston Properties, Inc.                                             70,440
                                                 700   Developers Diversified Realty Corp.                                 44,030
                                               1,700   Equity Residential                                                  81,991
                                               3,200   Host Marriott Corp.                                                 84,192
                                               1,300   Kimco Realty Corp.                                                  63,362
                                               1,200   Plum Creek Timber Co., Inc.                                         47,304
                                               1,500   ProLogis                                                            97,395
                                                 700   Public Storage, Inc.                                                66,269
                                               1,200   Simon Property Group, Inc.                                         133,500
                                                 700   Vornado Realty Trust                                                83,538
                                                                                                                    -------------
                                                                                                                          912,574
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                       1,000   CB Richard Ellis Group, Inc. (a)                                    34,180
Development - 0.1%                             1,342   Realogy Corp. (a)                                                   39,737
                                                                                                                    -------------
                                                                                                                           73,917
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                             2,000   Burlington Northern Santa Fe Corp.                                 160,860
                                               2,500   CSX Corp.                                                          100,125
                                               2,300   Norfolk Southern Corp.                                             116,380
                                                 300   Ryder System, Inc.                                                  14,802
                                               1,500   Union Pacific Corp.                                                152,325
                                                                                                                    -------------
                                                                                                                          544,492
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 3,200   Advanced Micro Devices, Inc. (a)                                    41,792
Equipment - 2.2%                               1,900   Altera Corp.                                                        37,981
                                               1,900   Analog Devices, Inc.                                                65,531
                                               7,700   Applied Materials, Inc.                                            141,064
                                               2,750   Broadcom Corp. Class A (a)                                          88,193
                                              33,100   Intel Corp.                                                        633,203
                                               1,100   KLA-Tencor Corp.                                                    58,652
                                               4,700   LSI Logic Corp. (a)                                                 49,068
                                               1,600   Linear Technology Corp.                                             50,544
                                               1,800   Maxim Integrated Products, Inc.                                     52,920
                                               4,300   Micron Technology, Inc. (a)                                         51,944
                                               1,600   National Semiconductor Corp.                                        38,624
                                                 600   Novellus Systems, Inc. (a)                                          19,212
                                               1,900   Nvidia Corp. (a)                                                    54,682
                                                 700   PMC-Sierra, Inc. (a)                                                 4,907
                                                 800   Teradyne, Inc. (a)                                                  13,232
                                               8,900   Texas Instruments, Inc.                                            267,890
                                               1,800   Xilinx, Inc.                                                        46,314
                                                                                                                    -------------
                                                                                                                        1,715,753
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.0%                                3,400   Adobe Systems, Inc. (a)                                            141,780
                                               1,200   Autodesk, Inc. (a)                                                  45,120
                                               1,300   BMC Software, Inc. (a)                                              40,027
                                               2,500   CA, Inc.                                                            64,775
                                               1,000   Citrix Systems, Inc. (a)                                            32,030
                                               2,400   Compuware Corp. (a)                                                 22,776
                                               1,700   Electronic Arts, Inc. (a)                                           85,612
                                               1,800   Intuit, Inc. (a)                                                    49,248
                                              49,400   Microsoft Corp.                                                  1,376,778
                                               2,000   Novell, Inc. (a)                                                    14,440
                                              23,200   Oracle Corp. (a)                                                   420,616
                                               5,483   Symantec Corp. (a)                                                  94,856
                                                                                                                    -------------
                                                                                                                        2,388,058
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held   Common Stocks                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                          500   Abercrombie & Fitch Co. Class A                               $     37,840
                                               1,105   AutoNation, Inc. (a)                                                23,470
                                                 300   AutoZone, Inc. (a)                                                  38,442
                                               1,500   Bed Bath & Beyond, Inc. (a)                                         60,255
                                               2,400   Best Buy Co., Inc.                                                 116,928
                                                 700   Circuit City Stores, Inc.                                           12,971
                                               2,900   The Gap, Inc.                                                       49,909
                                              11,800   Home Depot, Inc.                                                   433,532
                                               2,000   Limited Brands, Inc.                                                52,120
                                               8,600   Lowe's Cos., Inc.                                                  270,814
                                               1,700   Office Depot, Inc. (a)                                              59,738
                                                 400   OfficeMax, Inc.                                                     21,096
                                                 600   RadioShack Corp.                                                    16,218
                                                 600   The Sherwin-Williams Co.                                            39,624
                                               4,050   Staples, Inc.                                                      104,652
                                               2,400   TJX Cos., Inc.                                                      64,704
                                                 900   Tiffany & Co.                                                       40,932
                                                                                                                    -------------
                                                                                                                        1,443,245
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%        2,000   Coach, Inc. (a)                                                    100,100
                                                 800   Jones Apparel Group, Inc.                                           24,584
                                                 700   Liz Claiborne, Inc.                                                 29,995
                                               1,000   Nike, Inc. Class B                                                 106,260
                                                 300   Polo Ralph Lauren Corp.                                             26,445
                                                 500   VF Corp.                                                            41,310
                                                                                                                    -------------
                                                                                                                          328,694
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.2%              3,600   Countrywide Financial Corp.                                        121,104
                                               5,600   Fannie Mae                                                         305,648
                                               3,900   Freddie Mac                                                        232,011
                                               3,000   Hudson City Bancorp, Inc.                                           41,040
                                                 400   MGIC Investment Corp.                                               23,568
                                               1,870   Sovereign Bancorp, Inc.                                             47,573
                                               5,061   Washington Mutual, Inc.                                            204,363
                                                                                                                    -------------
                                                                                                                          975,307
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                11,900   Altria Group, Inc.                                               1,044,939
                                                 900   Reynolds American, Inc.                                             56,169
                                                 800   UST, Inc.                                                           46,384
                                                                                                                    -------------
                                                                                                                        1,147,492
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%          500   WW Grainger, Inc.                                                   38,620

---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     2,100   Alltel Corp.                                                       130,200
Services - 0.6%                               16,852   Sprint Nextel Corp.                                                319,514
                                                                                                                    -------------
                                                                                                                          449,714
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks (Cost - $58,427,822) - 93.3%                73,077,732
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2007

                                                Face
                                              Amount   Short-Term Securities                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 16.0%                   $ 12,570,637   State Street Bank & Trust Co., 4.25% due 4/02/2007 (d)        $ 12,570,637
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities (Cost - $12,570,637) - 16.0%        12,570,637
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                           Number of
                                           Contracts   Options Purchased
---------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 16.1%                36,725   S&P 500 Index, expiring November 2007 at USD 1,364.30,
                                                       HSBC Securities                                                  4,216,300
                                              73,449   S&P 500 Index, expiring November 2007 at USD 1,364.30,
                                                       BNP Paribas                                                      8,386,306
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Options Purchased (Premiums Paid - $0) - 16.1%            12,602,606
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $70,998,459) - 125.4%                 98,250,975
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                       Options Written
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written - (16.3%)                55,087   S&P 500 Index, expiring November 2007 at USD 1,417.09,
                                                       HSBC Securities                                                 (4,291,205)
                                             110,174   S&P 500 Index, expiring November 2007 at USD 1,417.50,
                                                       BNP Paribas                                                     (8,482,755)
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Options Written (Premiums Received - $0) - (16.3%)       (12,773,960)
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments, Net of Options Written
                                                       (Cost - $70,998,459*) - 109.1%                                  85,477,015

                                                       Liabilities in Excess of Other Assets - (9.1%)                  (7,152,223)
                                                                                                                     ------------
                                                       Net Assets - 100.0%                                           $ 78,324,792
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments, including options, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

        Aggregate cost                                             $ 70,998,459
                                                                   ============
        Gross unrealized appreciation                              $ 28,932,460
        Gross unrealized depreciation                               (14,453,904)
                                                                   ------------
        Net unrealized appreciation                                $ 14,478,556
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase    Sales     Realized     Dividend
      Affiliate                        Cost       Cost       Gain        Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.         --         --          --        $ 1,785
      --------------------------------------------------------------------------

(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d) All or a portion of security held as collateral in connection with open option contracts.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                         Expiration       Face        Unrealized
      Contracts        Issue               Date          Value      Appreciation
      --------------------------------------------------------------------------
      15            S&P 500 Index        June 2007    $ 5,268,227      $ 98,773
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2007